Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of intangible assets
Opening amount			£ 743,278	£ 754,467
Additions			222,171	145,846
Disposals			(8,810)	(14,274)
Amortization charge	£ (44,971)	£ (38,653)	(85,110)	(73,787)
Closing amount	871,529	812,252	871,529	812,252
Cost / gross value
Reconciliation of intangible assets
Opening amount			1,219,466	1,299,307
Closing amount	1,409,586	1,418,399	1,409,586	1,418,399
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount			(476,188)	(544,840)
Closing amount	(538,057)	(606,147)	(538,057)	(606,147)
Goodwill
Reconciliation of intangible assets
Opening amount			421,453	421,453
Closing amount	421,453	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening amount			421,453	421,453
Closing amount	421,453	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening amount			316,211	327,987
Additions			221,472	144,302
Disposals			(8,810)	(14,274)
Amortization charge			(83,736)	(72,510)
Closing amount	445,137	385,505	445,137	385,505
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening amount			779,196	861,210
Closing amount	968,617	979,655	968,617	979,655
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount			(462,985)	(533,223)
Closing amount	(523,480)	(594,150)	(523,480)	(594,150)
Other intangible assets
Reconciliation of intangible assets
Opening amount			5,614	5,027
Additions			699	1,544
Amortization charge			(1,374)	(1,277)
Closing amount	4,939	5,294	4,939	5,294
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening amount			18,817	16,644
Closing amount	19,516	17,291	19,516	17,291
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount			(13,203)	(11,617)
Closing amount	£ (14,577)	£ (11,997)	£ (14,577)	£ (11,997)